CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance as at beginning at Dec. 31, 2021					$ 382,288
Balance as at beginning (in shares) at Dec. 31, 2021					73,259,663
Increase (Decrease) in Redeemable Convertible Preferred Stock [Roll Forward]
Accretion of Series G redeemable convertible preferred stock to redemption amount					$ 2,237
Conversion of redeemable convertible preferred stock to common stock					$ (384,525)
Conversion of redeemable convertible preferred stock to common stock (in shares)					(73,259,663)
Balance as at beginning at Dec. 31, 2021	$ 13	$ 13,682	$ (3,445)	$ (498,536)	$ (488,286)
Balance as at beginning (in shares) at Dec. 31, 2021	13,183,259
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Series G redeemable convertible preferred stock to redemption amount				(2,237)	(2,237)
Conversion of redeemable convertible preferred stock to common stock	$ 74	384,451			384,525
Conversion of redeemable convertible preferred stock to common stock (in shares)	73,203,888
Common stock dividends issued to Series C and Series G redeemable convertible preferred stock	$ 29	(29)
Common stock dividends issued to Series C and Series G redeemable convertible preferred stock (in shares)	28,685,582
Issuance of common stock from option exercises	$ 2	49			51
Issuance of common stock from option exercises (in shares)	2,459,014
Issuance of common stock from conversion of convertible promissory notes and accrued interest	$ 10	35,820			35,830
Issuance of common stock from conversion of convertible promissory notes and accrued interest (in shares)	10,228,522
Stock-based compensation		17			17
Foreign currency translation adjustment			1,583		1,583
Net loss				(26,412)	(26,412)
Balance as at end at Dec. 31, 2022	$ 128	433,990	(1,862)	(527,185)	$ (94,929)
Balance as at end (in shares) at Dec. 31, 2022	127,760,265				127,760,265
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Series G redeemable convertible preferred stock to redemption amount					$ 0
Issuance of common stock from option exercises	$ 1	22			23
Issuance of common stock from option exercises (in shares)	1,130,481
Issuance of common stock from conversion of convertible promissory notes and accrued interest		72			72
Issuance of common stock from conversion of convertible promissory notes and accrued interest (in shares)	20,681
Issuance of common stock from cancellation of promissory note	55,775
Issuance of common stock from warrant exercise		1,499			1,499
Issuance of common stock from warrant exercise (in shares)	428,572
Stock-based compensation		43			43
Foreign currency translation adjustment			324		324
Net loss				(22,469)	(22,469)
Balance as at end at Dec. 31, 2023	$ 129	$ 435,626	$ (1,538)	$ (549,654)	$ (115,437)
Balance as at end (in shares) at Dec. 31, 2023	129,395,774				129,395,774